Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Note 15 - Commitments and Contingencies

Note 15 - Commitments and Contingencies

Asset Sale and Licensing Agreement

On August 24, 2015, the Company entered into an agreement with Cyber Safety, Inc., a New York corporation (“Cyber Safety”) for Cyber Safety to license, and retain an option to purchase, the patents and intellectual property related to the GuardedID® and MobileTrust® software. Cyber Safety had the option to buy the Company’s GuardedID® patent for $10,000,000 that expires on September 30, 2021. If the purchase price is not paid by September 30, 2021, it will increase to $11,000,000 and be due September 30, 2022. The Company believes, but cannot guarantee, Cyber Safety will exercise its option to purchase GuardedID® based on ongoing constructive discussions with Cyber Safety. There have been no new negotiations with them in regard to the exercise of the option, but there are continuing discussions with them regarding some of their large contracts. The option remains open until September 30, 2022 and Cyber Safety, to the Company’s knowledge, is still contemplating the exercise of the option. Cyber Safety also licensed the Malware Suite until September 30, 2020 and agreed to pay the Company 15% to 20% of the net amount Cyber Safety receives from this product. During the years ended December 31, 2020 and 2019, the Company recorded revenue of $380 and $441,000, respectively, from Cyber Safety.